Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 18, 2012
Registrant Name	dei_EntityRegistrantName	PRIMECAP Odyssey Funds
Central Index Key	dei_EntityCentralIndexKey	0001293967
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 18, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

PRIMECAP Odyssey Stock Fund (Prospectus Summary): | PRIMECAP Odyssey Stock Fund
PRIMECAP Odyssey Stock Fund

PRIMECAP

ODYSSEY FUNDS

SUPPLEMENT DATED JUNE 18, 2012 TO THE

PROSPECTUS DATED FEBRUARY 28, 2012

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 1, 2012, the PRIMECAP Odyssey Funds has eliminated the 2.00% redemption fee on each of its series: PRIMECAP Odyssey Stock Fund; PRIMECAP Odyssey Growth Fund; and PRIMECAP Odyssey Aggressive Growth Fund.  Accordingly, all references to the 2.00% redemption fee throughout the Prospectus are hereby deleted.

* * * * * Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
PRIMECAP Odyssey Stock Fund (Prospectus Summary): | PRIMECAP Odyssey Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRIMECAP Odyssey Stock Fund
Supplement Text	ck0001293967_SupplementTextBlock

PRIMECAP

ODYSSEY FUNDS

SUPPLEMENT DATED JUNE 18, 2012 TO THE

PROSPECTUS DATED FEBRUARY 28, 2012

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 1, 2012, the PRIMECAP Odyssey Funds has eliminated the 2.00% redemption fee on each of its series: PRIMECAP Odyssey Stock Fund; PRIMECAP Odyssey Growth Fund; and PRIMECAP Odyssey Aggressive Growth Fund.  Accordingly, all references to the 2.00% redemption fee throughout the Prospectus are hereby deleted.

Supplement Closing	ck0001293967_SupplementClosingTextBlock	* * * * * Please retain this supplement for future reference.
PRIMECAP Odyssey Stock Fund | PRIMECAP Odyssey Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSKX

PRIMECAP Odyssey Growth Fund (Prospectus Summary): | PRIMECAP Odyssey Growth Fund
PRIMECAP Odyssey Growth Fund

PRIMECAP

ODYSSEY FUNDS

SUPPLEMENT DATED JUNE 18, 2012 TO THE

PROSPECTUS DATED FEBRUARY 28, 2012

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 1, 2012, the PRIMECAP Odyssey Funds has eliminated the 2.00% redemption fee on each of its series: PRIMECAP Odyssey Stock Fund; PRIMECAP Odyssey Growth Fund; and PRIMECAP Odyssey Aggressive Growth Fund.  Accordingly, all references to the 2.00% redemption fee throughout the Prospectus are hereby deleted.

* * * * * Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
PRIMECAP Odyssey Growth Fund (Prospectus Summary): | PRIMECAP Odyssey Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRIMECAP Odyssey Growth Fund
Supplement Text	ck0001293967_SupplementTextBlock

PRIMECAP

ODYSSEY FUNDS

SUPPLEMENT DATED JUNE 18, 2012 TO THE

PROSPECTUS DATED FEBRUARY 28, 2012

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 1, 2012, the PRIMECAP Odyssey Funds has eliminated the 2.00% redemption fee on each of its series: PRIMECAP Odyssey Stock Fund; PRIMECAP Odyssey Growth Fund; and PRIMECAP Odyssey Aggressive Growth Fund.  Accordingly, all references to the 2.00% redemption fee throughout the Prospectus are hereby deleted.

Supplement Closing	ck0001293967_SupplementClosingTextBlock	* * * * * Please retain this supplement for future reference.
PRIMECAP Odyssey Growth Fund | PRIMECAP Odyssey Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POGRX

PRIMECAP Odyssey Aggressive Growth Fund (Prospectus Summary): | PRIMECAP Odyssey Aggressive Growth Fund
PRIMECAP Odyssey Aggressive Growth Fund

PRIMECAP

ODYSSEY FUNDS

SUPPLEMENT DATED JUNE 18, 2012 TO THE

PROSPECTUS DATED FEBRUARY 28, 2012

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 1, 2012, the PRIMECAP Odyssey Funds has eliminated the 2.00% redemption fee on each of its series: PRIMECAP Odyssey Stock Fund; PRIMECAP Odyssey Growth Fund; and PRIMECAP Odyssey Aggressive Growth Fund.  Accordingly, all references to the 2.00% redemption fee throughout the Prospectus are hereby deleted.

* * * * * Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
PRIMECAP Odyssey Aggressive Growth Fund (Prospectus Summary): | PRIMECAP Odyssey Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRIMECAP Odyssey Aggressive Growth Fund
Supplement Text	ck0001293967_SupplementTextBlock

PRIMECAP

ODYSSEY FUNDS

SUPPLEMENT DATED JUNE 18, 2012 TO THE

PROSPECTUS DATED FEBRUARY 28, 2012

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 1, 2012, the PRIMECAP Odyssey Funds has eliminated the 2.00% redemption fee on each of its series: PRIMECAP Odyssey Stock Fund; PRIMECAP Odyssey Growth Fund; and PRIMECAP Odyssey Aggressive Growth Fund.  Accordingly, all references to the 2.00% redemption fee throughout the Prospectus are hereby deleted.

Supplement Closing	ck0001293967_SupplementClosingTextBlock	* * * * * Please retain this supplement for future reference.
PRIMECAP Odyssey Aggressive Growth Fund | PRIMECAP Odyssey Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POAGX